Shareholder Report, Holdings (Details) - C000251293	Feb. 28, 2026
008492100 | Agree Realty Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.40%
45378A106 | Independence Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
42250P103 | Healthpeak Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
29472R108 | Equity LifeStyle Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
902653104 | UDR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
0692861 | UNITE Group PLC (The)
Holdings [Line Items]
Percent of Net Asset Value	5.30%
053484101 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
30225T102 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
59522J103 | Mid-America Apartment Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
5852842 | Accor S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	80.20%